Capital Stock Transactions (Schedule Of Capital Stock Repurchases) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Capital Stock Transactions [Abstract]
Total cost of repurchased shares	$ 102,313	$ 59,323	$ 110,019
Shares repurchased	780,134	460,765	1,182,934
Weighted average price per share	$ 131.15	$ 128.75	$ 93.01